SUPPLEMENT DATED JULY 27, 2001
                              TO THE PROSPECTUS OF

                              USALLIANZ DIMENSIONS
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
                                DATED MAY 1, 2001

                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                         ALLIANZ LIFE VARIABLE ACCOUNT B

This supplement updates certain information contained in the prospectus and statement of additional information and applies to contracts issued in the STATE OF WASHINGTON.

In the state of Washington, when selecting a death benefit option you must select between the basic benefit (Return of Principal GMDB) or the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) which is the greater of the 3% Increase Amount or the Maximum Anniversary Value. The amount of death benefit depends on which option you select. The prospectus is revised as follows:

1)  The following table replaces the tables reflecting separate account annual expenses on pages 5, 7, and 30.

                                                          Return of      Double        Earnings Protection GMDB*
                                                          Principal      Principal     (or the Enhanced GMDB in
                                                          GMDB           GMDB*          the state of Washington)
----------------------------------------------------------------------------------------------------------------

       Guaranteed Principal Protector                       1.50%          1.80%               1.70%
       Guaranteed Performance Accumulator                   1.70%          2.00%               1.90%

       *These GMDB's may not be available in all states.


2) The following description for Example C of the expense example tables on pages 10 and 16 of the prospectus and the description for Chart D in the statement of additional information is replaced as follows:

           The Earnings Protection GMDB or the Enhanced GMDB in the state of Washington, and the Guaranteed Performance Accumulator (based on the highest mortality and expense risk charge in the state of Washington of 1.90% and based on assessing the maximum GVP charge of 5%).

3) The following example is being added to Section 9 - Death Benefit in the prospectus following the Earnings Protection Guaranteed Minimum Death Benefit example ending on page 43.


THE ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (AVAILABLE ONLY IN THE STATE OF WASHINGTON )

If you select the Enhanced GMDB, we will pay your Beneficiary the greater of the following amounts, less any pro-rata GVP charge:

o The Contract value at the end of the business day when all claim proofs and payment election forms are received by Allianz Life at the USAllianz Service Center; or
o The 3%-Annual-Increase Amount; or
o The greatest Contract value on each Contract anniversary, until your 81st birthday or date of death, reduced by subsequent "adjusted partial withdrawals."

                                                          (continued on reverse)

The 3%-Annual-Increase Amount at Contract issue is the Purchase Payment. During any Contract year, it is the excess of the 3%-Annual-Increase Amount on the previous Contract anniversary (or Contract issue) and any additional premiums (only applicable to the first year) over any "adjusted partial withdrawals" in that year. On a Contract anniversary, it is equal to the excess described above, multiplied by 1.03.

EXAMPLES:
o You purchase a Contract with a payment of $100,000 on January 1, 2001. o Your greatest Contract value on each Contract anniversary is $120,000. o On March 1, 2008, your Contract value increases to $160,000.

We calculate your death benefit on March 1, 2008 as the greatest of:

         Your Contract value on March 1, 2008                        $160,000.00

         Your 3%-Annual-Increase Amount

         = $100,000 accumulated at 3% for 7 years                    $122,987.39

         Your greatest Contract value on each Contract anniversary   $120,000.00

         For a death benefit of                                      $160,000.00
                                                                     ===========

EXAMPLE WITH PARTIAL WITHDRAWAL:
o You purchase a Contract with a payment of $100,000 on January 1, 2001.
o Your greatest Contract value on each Contract anniversary is $120,000.
o On June 1, 2007, your Contract value grows to $150,000. You take a partial withdrawal (including withdrawal charges) of $25,000, leaving a Contract value of $125,000.
o On March 1, 2008, your Contract value increases to $130,000.

We calculate your death benefit on March 1, 2008 as the greatest of

         Your Contract value on March 1, 2008                        $130,000.00

         Your 3%-Annual-Increase Amount
                  Your 3%-Annual-Increase Amount on January 1, 2007 = $100,000 accumulated at 3% for 6 years = 119,405.23 Your
                  3%-Annual-Increase Amount on January 1, 2007 Minus partial withdrawals in 2007 = 119,405.23 - 25,000 = 94,405.23
                  This result x 1.03                                $  97,237.74

         Your greatest Contract value on each Contract anniversary   $120,000.00

         For a death benefit of                                      $130,000.00
                                                                     ===========


                            Please keep this supplement for future reference


                                                                        PRO-005